Acquisitions and disposals (Tables)	12 Months Ended
Jun. 30, 2021
Schedule of leaving the share capital
	Number of shares	Share capital
June 30, 2020	116,500	116,500
Capitalization of share premium and inflation adjustment of share capital	137,722,151	137,722,151
Issuance of ordinary shares	380,000,000	380,000,000
June 30, 2021	517,838,651	517,838,651

Schedule of net assets disposed
09.30.2020
ASSETS
Investment properties	117,547
Property, plant and equipment	47,989
Trading properties	7,690
Intangible assets	36,546
Right-of-use assets	25,853
Investment in associates and joint ventures	48,443
Deferred income tax assets	568
Income tax and MPIT credits	426
Restricted assets	8,400
Trade and other receivables	70,693
Investment in financial assets	31,643
Derivative financial instruments	368
Inventories	4,712
Group of assets held for sale	55,028
Cash and cash equivalents	145,330
TOTAL ASSETS	601,236
Borrowings	425,321
Lease liabilities	23,696
Deferred income tax liabilities	16,261
Trade and other payables	31,785
Income tax and MPIT liabilities	596
Provisions	7,095
Employee benefits	624
Derivative financial instruments	624
Payroll and social security liabilities	4,427
Group of liabilities held for sale	28,805
TOTAL LIABILITIES	539,234
TOTAL NET ASSETS	62,002
Non-controlling interest	(62,519)
Result for loss of control	(517)
Recycling of currency translation adjustment and other reserves	(3,504)
Total result for loss of control (*)	(4,021)